Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - Common shares [member] $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2024 CAD ($) $ / shares	Jul. 31, 2024 CAD ($) $ / shares
Disclosure of classes of share capital [line items]
Average Book Value Per Share | $ / shares	$ 14.82	$ 14.82
Book Value Of Common Shares Purchased | $	$ 7	$ 7
Fair value of common shares purchased | $	$ 73	$ 73
Average cost of shares purchased for cancellation | $ / shares	$ 152.66	$ 152.66